Commitments and Contingencies (Details) $ in Thousands	Jun. 30, 2019 USD ($) item
Commitments and Contingencies
Number of assumed off-hire days when each vessel will undergo scheduled dry-docking	30 days
Future gross minimum lease payments receivable	$ 876,678
GasLog LNG Services | Enhancement of operational performance
Other commitments and contingencies
Capital commitment	1,511
BG Group | Purchase of depot spares
Other commitments and contingencies
Capital commitment	$ 6,000
Percentage of depot spares purchase commitment	83.30%
Depot spares purchased and paid	$ 660
Wartsila Greece | GasLog LNG Services
Other commitments and contingencies
Number of vessels under maintenance agreement | item	8
Samsung Heavy Industries Co., Ltd | GasLog LNG Services
Other commitments and contingencies
Number of vessels under maintenance agreement | item	11
Period of services to be provided (in years)	6 years
Not later than one year
Commitments and Contingencies
Future gross minimum lease payments receivable	$ 267,606
Not later than one year | GasLog LNG Services | Enhancement of operational performance
Other commitments and contingencies
Capital commitment	1,511
Later than one year and not later than two years
Commitments and Contingencies
Future gross minimum lease payments receivable	185,730
Later than two years and not later than three years
Commitments and Contingencies
Future gross minimum lease payments receivable	128,965
Later than three years and not later than four years
Commitments and Contingencies
Future gross minimum lease payments receivable	122,494
Later than four years and not later than five years
Commitments and Contingencies
Future gross minimum lease payments receivable	81,784
Later than five years
Commitments and Contingencies
Future gross minimum lease payments receivable	$ 90,099